Financing Arrangements - Carrying Values of Borrowings (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total Carrying Value of Debt		$ 744.3	$ 1,203.3
less current portion		0.0	(8.7)
Total Long Term Debt		$ 744.3	1,194.6
DiscoverOrg Holdings
Debt Instrument [Line Items]
Total Carrying Value of Debt			1,203.3	$ 633.7
less current portion			(8.7)	(1.9)
Total Long Term Debt			$ 1,194.6	631.8
First Lien Revolver
Debt Instrument [Line Items]
Elected Interest Rate		3.50%	3.50%
Total Carrying Value of Debt		$ 0.0	$ 0.0
First Lien Revolver | DiscoverOrg Holdings
Debt Instrument [Line Items]
Total Carrying Value of Debt			$ 0.0	0.0
Term Loan | First Lien Term Loan
Debt Instrument [Line Items]
Elected Interest Rate		3.75%	3.75%
Total Carrying Value of Debt		$ 744.3	$ 841.6
Term Loan | First Lien Term Loan | DiscoverOrg Holdings
Debt Instrument [Line Items]
Elected Interest Rate			4.50%
Total Carrying Value of Debt			$ 841.6	0.0
Term Loan | Second Lien Term Loan
Debt Instrument [Line Items]
Elected Interest Rate		8.50%	8.50%
Total Carrying Value of Debt		$ 0.0	$ 361.7
Term Loan | Second Lien Term Loan | DiscoverOrg Holdings
Debt Instrument [Line Items]
Elected Interest Rate			8.50%
Total Carrying Value of Debt			$ 361.7	0.0
Term Loan | Antares First Lien Term Loan | DiscoverOrg Holdings
Debt Instrument [Line Items]
Elected Interest Rate			4.50%
Total Carrying Value of Debt			$ 0.0	368.6
Term Loan | Goldman Second Lien Term Loan | DiscoverOrg Holdings
Debt Instrument [Line Items]
Elected Interest Rate			8.50%
Total Carrying Value of Debt			$ 0.0	147.4
Term Loan | Subordinated Term Loan | DiscoverOrg Holdings
Debt Instrument [Line Items]
Elected Interest Rate	12.50%		12.50%
Total Carrying Value of Debt			$ 0.0	$ 117.7